Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	ALKAMI TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40321
Entity Tax Identification Number	45-3060776
Entity Address, Address Line One	5601 Granite Parkway
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	877
Local Phone Number	725-5264
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ALKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001529274
Amendment Flag	false